Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2015
Gross Amount of Machinery and Equipment and Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014	2015
Machinery and equipment	¥8,354	6,789
Less accumulated depreciation	6,661	5,796

	¥1,693	993

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2015 is as follows:

Year ending March 31	Yen (Millions)
2016	¥425
2017	65
2018	0
2019	—
2020	—
Thereafter	—

Total minimum lease income	¥490